PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks – 97.8% of Net Assets
	Australia – 5.8%
39,372	Aurizon Holdings Ltd.	$156,671
23,628	Sonic Healthcare Ltd.	447,002
15,696	Transurban Group	155,511
66,348	Vicinity Centres	115,004
5,964	Wesfarmers Ltd.	160,092
19,716	Woolworths Group Ltd.	495,729

		1,530,009

	Belgium – 0.5%
1,608	UCB S.A.	116,753

	Canada – 9.1%
684	Fairfax Financial Holdings Ltd.	301,704
5,340	Fortis, Inc.	225,901
2,820	Franco-Nevada Corp.	257,123
6,240	Gildan Activewear, Inc.	221,605
5,352	Great-West Lifeco, Inc.	128,585
3,780	iA Financial Corp., Inc.	172,127
6,696	Metro, Inc.	294,998
1,560	Onex Corp.	96,770
7,008	Quebecor, Inc., Class B	159,215
2,220	Restaurant Brands International, Inc.	157,949
7,236	TELUS Corp.	257,687
2,460	Toronto-Dominion Bank (The)	143,531

		2,417,195

	Finland – 1.3%
7,116	Neste OYJ	235,606
266	Nordea Bank Abp	1,885
2,664	Sampo OYJ, A Shares	105,949

		343,440

	France – 5.9%
11,004	Alstom S.A.	456,229
1,240	EssilorLuxottica S.A.	178,782
5,568	SCOR SE	230,001
11,448	Suez	180,033
1,032	Teleperformance	223,779
1,536	Thales S.A.	176,665
2,160	Total S.A.	112,761

		1,558,250

	Germany – 4.3%
792	Adidas AG	246,641
48,444	Aroundtown S.A.	396,314
2,280	Deutsche Boerse AG	356,443
8,760	Deutsche Telekom AG	147,015

		1,146,413

Shares	Description	Value (†)
Common Stocks – continued
	Hong Kong – 4.7%
12,000	CK Infrastructure Holdings Ltd.	$80,746
14,400	CLP Holdings Ltd.	151,266
348,000	HKT Trust & HKT Ltd.	552,226
408,000	PCCW Ltd.	228,997
36,000	Power Assets Holdings Ltd.	241,779

		1,255,014

	Ireland – 3.4%
26,988	James Hardie Industries PLC	452,503
3,924	Kerry Group PLC, Series A	459,023

		911,526

	Israel – 6.1%
3,720	Azrieli Group Ltd.	292,180
68,880	Bank Leumi Le-Israel BM	490,273
888	CyberArk Software Ltd.(a)	88,640
8,760	Mizrahi Tefahot Bank Ltd.	217,753
3,648	Nice Ltd.(a)	536,316

		1,625,162

	Italy – 1.3%
10,548	Assicurazioni Generali SpA	204,460
12,036	Mediobanca Banca di Credito Finanziario SpA	131,479

		335,939

	Japan – 28.5%
4,800	ABC-Mart, Inc.	305,121
4,200	ANA Holdings, Inc.	141,224
4,200	Bridgestone Corp.	162,598
10,800	Chugoku Electric Power Co., Inc. (The)	138,804
6,000	FUJIFILM Holdings Corp.	263,151
15,700	Japan Airlines Co. Ltd.	466,606
9,600	Japan Post Bank Co. Ltd.	93,002
40,800	Japan Post Holdings Co. Ltd.	375,628
84	Japan Prime Realty Investment Corp.	398,723
36	Japan Real Estate Investment Corp.	241,499
120	Japan Retail Fund Investment Corp.	253,824
2,400	Lawson, Inc.	122,804
6,000	Lion Corp.	118,307
9,600	Mitsubishi Heavy Industries Ltd.	375,917
14,400	Mitsubishi Motors Corp.	62,490
257,700	Mizuho Financial Group, Inc.	394,866
6,000	MS&AD Insurance Group Holdings, Inc.	194,309
6,600	Nagoya Railroad Co. Ltd.	197,252
7,092	NEC Corp.	299,232
36	Nippon Building Fund, Inc.	276,475
3,600	Nippon Telegraph & Telephone Corp.	171,747
9,600	NTT DOCOMO, Inc.	244,541
22,800	Pan Pacific International Holdings Corp.	380,791
1,900	Secom Co. Ltd.	173,307

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
13,200	Seibu Holdings, Inc.	$229,985
4,800	Tokio Marine Holdings, Inc.	256,666
10,800	Toshiba Corp.	329,771
120	United Urban Investment Corp.	229,840
4,800	West Japan Railway Co.	405,541
50,100	Yamada Denki Co. Ltd.	242,445

		7,546,466

	Netherlands – 3.3%
1,344	Heineken NV	145,292
21,096	Koninklijke Ahold Delhaize NV	527,939
6,972	Royal Dutch Shell PLC, A Shares	204,823

		878,054

	New Zealand – 1.9%
54,504	Meridian Energy Ltd.	177,719
120,144	Spark New Zealand Ltd.	332,233

		509,952

	Norway – 1.3%
14,976	Mowi ASA	345,970

	Singapore – 4.5%
52,800	Ascendas Real Estate Investment Trust	119,123
72,515	CapitaLand Mall Trust	137,909
72,000	SATS Ltd.	251,992
27,600	Singapore Airlines Ltd.	182,417
20,100	Singapore Exchange Ltd.	123,109
9,800	Singapore Telecommunications Ltd.	21,968
68,200	Singapore Telecommunications Ltd.	153,375
74,496	Wilmar International Ltd.	200,933

		1,190,826

	Switzerland – 5.1%
3,192	Nestle S.A., (Registered)	346,618
228	Partners Group Holding AG	175,102
1,308	Roche Holding AG	380,994
192	Swiss Life Holding AG, (Registered)	91,865
1,272	Swiss Prime Site AG, (Registered)	124,566
612	Zurich Insurance Group AG	234,452

		1,353,597

	United Kingdom – 10.8%
25,968	BAE Systems PLC	182,402
7,860	Coca-Cola European Partners PLC	435,837
10,080	Compass Group PLC	259,984
4,272	Diageo PLC	175,462
55,992	Direct Line Insurance Group PLC	207,135
23,004	HSBC Holdings PLC	177,060
26,472	National Grid PLC	287,688
2,352	Next PLC	179,293

Shares	Description	Value (†)
Common Stocks – continued
	United Kingdom – continued
1,620	Reckitt Benckiser Group PLC	$126,647
5,256	Smith & Nephew PLC	126,884
7,452	Unilever NV	448,048
100,656	Wm Morrison Supermarkets PLC	248,449

		2,854,889

	Total Common Stocks (Identified Cost $24,078,220)	25,919,455

Principal Amount
Short-Term Investments – 1.7%
$447,805	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $447,819 on 10/01/2019 collateralized by $430,000 U.S. Treasury Note, 2.625% due 1/31/2026 valued at $458,112 including accrued interest(b) (Identified Cost $447,805)	447,805

	Total Investments – 99.5% (Identified Cost $24,526,025)	26,367,260
	Other assets less liabilities – 0.5%	130,940

	Net Assets – 100.0%	$26,498,200

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$25,919,455	$—	$—	$25,919,455
Short-Term Investments	—	447,805	—	447,805

Total	$25,919,455	$447,805	$—	$26,367,260

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2019 (Unaudited)

Insurance	9.4%
Diversified Telecommunication Services	7.1
Food & Staples Retailing	6.4
Banks	6.3
Food Products	5.1
Road & Rail	3.7
REITs - Office Property	3.4
Electric Utilities	3.2
Machinery	3.1
Real Estate Management & Development	3.1
Airlines	3.0
Beverages	2.7
Multiline Retail	2.7
Capital Markets	2.5
Textiles, Apparel & Luxury Goods	2.4
Software	2.3
Technology Hardware, Storage & Peripherals	2.1
Oil, Gas & Consumable Fuels	2.1
Specialty Retail	2.1
Other Investments, less than 2% each	25.1
Short-Term Investments	1.7

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

Currency Exposure Summary at September 30, 2019 (Unaudited)

Japanese Yen	28.5%
Euro	19.2
Canadian Dollar	9.1
British Pound	8.3
Australian Dollar	7.5
Israeli Shekel	5.8
Swiss Franc	5.1
Hong Kong Dollar	4.7
Singapore Dollar	4.5
United States Dollar	3.6
Other, less than 2% each	3.2

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%